ORGANIZATION AND PRINCIPAL ACTIVITIES (Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 27, 2010 USD ($)	Dec. 27, 2010 CNY (¥)	Apr. 13, 2005
Ossen Jiujiang [Member]
Entity Information [Line Items]
Paid-in capital						$ 6,048,509	¥ 50,000,000
Ossen Jiujiang [Member] | Zhonglu Co Ltd [Member]
Entity Information [Line Items]
Noncontrolling owners, ownership percentage	19.00%			19.00%
Ossen Asia [Member]
Entity Information [Line Items]
Paid-in capital	$ 0
Ossen Asia [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Ownership percentage transferred	41.70%
Joint venture, ownership percentage								33.30%
Topchina [Member]
Entity Information [Line Items]
Paid-in capital	$ 0
Topchina [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Increase to paid-in capital		$ 20,000,000	¥ 133,271,074
Joint venture, ownership percentage	79.54%			79.54%	79.54%
Ossen Shanghai [Member]
Entity Information [Line Items]
Payments to acquire assets	$ 2,900,000
Ossen Shanghai [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Consideration received	$ 2,900,000
Joint venture, ownership percentage								66.70%
Ossen Materials [Member]
Entity Information [Line Items]
Paid-in capital				¥ 75,000,000		$ 26,048,509	¥ 183,271,074
Ossen Materials [Member] | British Virgin Islands limited [Member]
Entity Information [Line Items]
Ownership percentage	81.00%			81.00%
Ossen Materials [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Joint venture, ownership percentage	20.46%			20.46%	20.46%